Accounts Receivable Accounts Receivable (Allowance) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Allowance for Doubtful Accounts Receivable [Roll Forward]
Balance at January 1	$ 3,095	$ 2,669	$ 4,826
Additions charged to expense	1,051	2,333	1,753
Deductions (write-offs)	(1,439)	(1,907)	(3,910)
Balance at December 31	$ 2,707	$ 3,095	$ 2,669